Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net income (loss)	$ 161,353	$ (14,342)	$ (430,930)	$ (17,428)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	4	1,575	1,576	737
Deferred loss on sales to equity method investments		155		(174)
Foreign exchange transaction loss (gain)	(261)	372	(367)	484
Share of (gain) loss from equity method investments	(2,912)	3,690	52,452	(1,513)
Loss on sale of equipment	2
Gain on deconsolidation of FCG		(27,402)	(27,402)
Change in deferred tax asset		(26)	(26)
Credit loss expense ($12 and $5,484 related party for the nine months ended September 30, 2024, and 2023, respectively)	12	5,484	5,965
Intangible asset impairment		2,377	2,377
Change in fair value of earnouts	(172,271)		345,413
Change in fair value of warrants	1,715		2,972
Share based compensation expense	1,072		68
Loss on disposal of fixed assets				9
Operating lease assets and liabilities			(23)
Accounts receivable, net ($401 and $(4,952) related party for the nine months ended September 30, 2024, and 2023, respectively)	441	(3,061)	(3,830)	(986)
Other long-term payables			5,500	(70)
Other current assets	36	26	(904)	(453)
Inventories		(123)		203
Contract assets ($0 and $1,680 related party for the nine months ended September 30, 2024, and 2023, respectively)		466	466	(2,228)
Capitalization of ride media content		(78)	(78)	(1,250)
Deferred transaction costs		1,842	1,842	(1,842)
Long term receivable – related party		(1,314)
Other non-current assets	(274)	66	(1,006)	(126)
Accounts payable ($127 and $0 related party for the nine months ended September 30, 2024 and 2023, respectively)	854	6,494	3,791	4,305
Accrued expenses and other current liabilities ($66 and $33 related party for the nine months ended September 30, 2024, and 2023, respectively)	1,471	7,507	18,850	2,296
Contract liabilities ($0 and $236 related party for the nine months ended September 30, 2024, and 2023, respectively)		(129)	(128)	(1,254)
Changes in assets and liabilities:
Operating lease assets and liabilities			(23)
Accounts receivable, net ($401 and $(4,952) related party for the nine months ended September 30, 2024, and 2023, respectively)	441	(3,061)	(3,830)	(986)
Other long-term payables			5,500	(70)
Other current assets	36	26	(904)	(453)
Inventories		(123)		203
Contract assets ($0 and $1,680 related party for the nine months ended September 30, 2024, and 2023, respectively)		466	466	(2,228)
Capitalization of ride media content		(78)	(78)	(1,250)
Deferred transaction costs		1,842	1,842	(1,842)
Long term receivable – related party		(1,314)
Other non-current assets	(274)	66	(1,006)	(126)
Accounts payable ($127 and $0 related party for the nine months ended September 30, 2024 and 2023, respectively)	854	6,494	3,791	4,305
Accrued expenses and other current liabilities ($66 and $33 related party for the nine months ended September 30, 2024, and 2023, respectively)	1,471	7,507	18,850	2,296
Contract liabilities ($0 and $236 related party for the nine months ended September 30, 2024, and 2023, respectively)		(129)	(128)	(1,254)
Net cash used in operating activities	(8,758)	(16,421)	(23,422)	(19,290)
Cash flows from investing activities
Purchase of property and equipment	(9)	(307)	(308)	(320)
Proceeds from sale of equipment	2		4
Cash inflow on deconsolidation of FCG		2,577	2,577
Investments and advances to equity method investments			(1,991)	(25,790)
Principal payments on notes receivable				349
Advances to related party				(500)
Investments and advances to unconsolidated joint ventures		(1,509)
Net cash (used in) provided by investing activities	(7)	761	282	(26,261)
Cash flows from financing activities
Short-term advances from affiliates ($2,287 related party for the nine months ended September 30, 2024)	2,287
Principal payment on finance lease obligation		(106)	(106)	(185)
Proceeds from debt – related party	7,221			7,250
Proceeds from debt – third-party	1,250
Repayment of debt – related party	(2,297)	(222)	(3,310)	(138)
Repayment of debt – third-party	(1,344)	(1,253)	(1,709)	(1,455)
Proceeds from related party credit facilities	6,464	10,629	18,439	7,200
Repayment of related party credit facilities	(5,392)	(3,153)	(4,146)
Equity contributions		1,791	1,791	38,209
Proceeds from exercised warrants	111		4,173
Proceeds from RSUs issued to affiliates	626
Net cash provided by financing activities	8,926	7,686	15,132	50,881
Net increase (decrease) in cash and cash equivalents	161	(7,974)	(8,008)	5,330
Foreign exchange impact on cash	(5)	(21)	314	(55)
Cash and cash equivalents – beginning of period	672	8,366	8,366	3,091
Cash and cash equivalents at end of period	828	371	672	8,366
Supplemental disclosures:
Cash paid for interest	465	653	1,341	606
Non-cash activities:
Debt to equity conversion – principal (See Note 10)			11,893	19,846
Debt to equity conversion – accrued interest (See Note 10)			131	154
Warrants to equity conversion			6,809
Operating lease right-of-use assets obtained in exchange for new operating lease liabilities (all operating lease assets and liabilities have been deconsolidated as of July 27, 2023)		514	514
Finance lease right-of-use assets obtained in exchange for new finance lease liabilities		35	$ 35
Conversion of warrants to common shares, Class A	7,137
Conversion of Class B Common Stock to Class A Common Stock	14,733
Release of earnout Common shares from escrow	66,255
Accrued interest capitalized as debt principal	351
Reclassification of earnout shares to equity	$ 250,116